SIGNIFICANT EVENTS DURING AND AFTER THE REPORTING PERIOD (Details) € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended
	Jan. 07, 2019 ILS (₪)	Nov. 04, 2018 ILS (₪)	Jan. 03, 2018 ILS (₪)	Mar. 03, 2016 EUR (€)	Feb. 28, 2019 ILS (₪)	Oct. 31, 2018 EUR (€)	Jul. 22, 2018 ILS (₪)	Mar. 26, 2018 ILS (₪)	Jan. 18, 2018 USD ($) shares	Jul. 27, 2017 USD ($)	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 USD ($)	Jul. 23, 2017 ILS (₪)	Jan. 31, 2016 USD ($)	Mar. 26, 2018 USD ($)	Aug. 08, 2017 ILS (₪)	Jul. 06, 2017 USD ($)	Mar. 21, 2017 USD ($)	Feb. 15, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Feb. 24, 2016 USD ($)	Nov. 15, 2015 ILS (₪)	May 13, 2015 ILS (₪)	Dec. 01, 2013 ILS (₪)	Oct. 29, 2009 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Claim amount | ₪																							₪ 2,000	₪ 1,100	₪ 2,100	₪ 1,300
Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation | ₪													₪ 2,377
Repayment of funds | ₪											₪ 1,694
W Capital [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds purchase | shares									300
Maturity date									Dec. 31, 2018
US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages																						$ 3,000
US Dollars [Member] | Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation												$ 634
Repayment of funds										$ 452
US Dollars [Member] | W Capital [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value of bonds issued									$ 10,000
Debt Interest rate									6.00%
Euro [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits | €				€ 530
Payment made in consideration for withdrawal of claims by Gold Frost | €						€ 150
BGI and BSD [Member] | US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of funds extracted									$ 60,000
Czech Republic [Member] | US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of investment in bonds														$ 3,000
Actually purchased [Member] | W Capital [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds purchase | shares									225
W Capital [Member] | US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Redemption of bonds																			$ 1,800
Additional undertaking to invest in additional bonds																					$ 5,000
Additional amount invested in past																					$ 2,250
Interest received of bonds															$ 1,145		$ 400	$ 200
Uncertainty collecting outstanding balance																				$ 1,600
Lawsuit [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits | ₪			₪ 2,700				₪ 4,000	₪ 2,700
Lawsuit [Member] | Gregory Gurtovoy and against five (former) Company directors and senior office holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits | ₪		₪ 4,183
Trustees [Member] | Mega Retail Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount received from trustees | ₪																₪ 110
Joseph Schneerson [Member]
Disclosure of non-adjusting events after reporting period [line items]
Period of imprisonment	36-month
Gregory Gurtovoy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Period of imprisonment	31-month
Payment of fine | ₪	₪ 1,200
Import, Marketing and Trading [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of first loan extended | ₪					₪ 18,000